NUVEEN GLOBAL INFRASTRUCTURE FUND

NUVEEN GLOBAL REAL ESTATE SECURITIES FUND

NUVEEN REAL ASSET INCOME FUND

NUVEEN REAL ESTATE SECURITIES FUND

SUPPLEMENT DATED FEBRUARY 8, 2024

TO THE PROSPECTUS DATED APRIL 28, 2023

1.	Jay L. Rosenberg has announced that he will retire from Nuveen on July 1, 2024. He will continue to serve as a portfolio manager of the Funds until March 31, 2024.

2.

Effective February 8, 2024, Benjamin T. Kerl has been named a portfolio manager of Nuveen Global Infrastructure Fund. See “How We Manage Your Money – Who Manages the Funds” in the prospectus for a description of Mr. Kerl’s relevant experience.

3.	There are no other changes to the Funds’ portfolio management teams and there are no changes to the Funds’ investment objectives, principal investment strategies or principal risks.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FREGIF-0224P

NUVEEN GLOBAL REAL ESTATE SECURITIES FUND

SUPPLEMENT DATED FEBRUARY 8, 2024

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2023

Jay L. Rosenberg has announced that he will retire from Nuveen on July 1, 2024. He will continue to serve as a portfolio manager of the Fund until March 31, 2024. There are no other changes to the Fund’s portfolio management team.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-GRESAI-0224P